COMMITMENTS	9 Months Ended
Sep. 30, 2020
COMMITMENTS
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on June 4, 2020, the holders of the Founder Shares, the Private Units, and any shares that may be issued in payment of Working Capital Loans (and all underlying securities) are entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Shares can elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) and securities issued in payment of Working Capital Loans can elect to exercise these registration rights at any time commencing on the date that the Company consummates a Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of a Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45‑day option from the date of the Initial Public Offering to purchase up to 750,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On June 19, 2020, the underwriters partially exercised their over-allotment option to purchase an additional 749,800 Units at $10.00 per Unit and forfeited the option to exercise the remaining 200 Units.

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $2,012,430. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.

Right of First Refusal

Subject to certain conditions, the Company granted Chardan, for a period of 15 months after the date of the consummation of a Business Combination, a right of first refusal to act as lead underwriters or minimally as a co-manager, with at least 30% of the economics; or, in the case of a three-handed deal 20% of the economics, for any and all future public and private equity and debt offerings. In accordance with FINRA Rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement related to the Initial Public Offering.

Merger Agreement

On September 30, 2020, the Company entered into an Agreement and Plan of Merger (the "Merger Agreement") with Merger Sub and PEI. Pursuant to the transactions contemplated by the terms of the Merger Agreement (the "Closing"), and subject to the satisfaction or waiver of certain conditions set forth therein, Merger Sub will merge with and into PEI, with PEI surviving the merger and as a wholly owned subsidiary of the Company (the "Merger") (the transactions contemplated by the Merger Agreement and the related ancillary agreements, the "PEI Business Combination").

As a result of the Merger, among other things, the Company has agreed to acquire all of the outstanding shares of PEI common stock for approximately $381.3 million in aggregate consideration, comprising (i) 23,920,000 shares of the Company's common stock, based on a price of $10.00 per share, subject to adjustment (the "Closing Payment Shares"), and (ii) the assumption of no more than $142.1 million of PEI debt (the "Net Debt Target"). The number of Closing Payment Shares issuable shall be subject to adjustment at a rate of one share of the Company's common stock for each $10.00 increment that the Net Debt (as defined in the Merger Agreement) is greater than (in which case the number of Closing Payment Shares will be reduced) or less than (in which case the number of Closing Payment Shares will be increased) the Net Debt Target. If Net Debt equals the Net Debt Target, then no adjustment will be made to the number of Closing Payment Shares. Any adjustment to the Closing Payment Shares shall be in whole shares of the Company's common stock and no adjustment shall be made for any divergence that is in an increment of $9.99 or less. The Closing Payment Shares, plus any such Net Debt adjustment shall be referred to herein as the "Merger Consideration."

The Merger Agreement contains customary representations, warranties and covenants by the parties thereto and the Closing is subject to certain conditions as further described in the Merger Agreement.